Supplement to the
Fidelity® Variable Insurance Products
Energy Portfolio Service Class 2
April 30, 2017
Prospectus

Effective December 18, 2017, the redemption fee has been removed.

Effective January 18, 2018, the following information replaces the similar information found in the “Investment Details” section under the heading “Principal Investment Strategies”.

The fund has a policy of investing primarily in companies engaged in specified activities. Those policies are subject to change only upon 60 days' prior notice to shareholders of the fund.

VNR2-17-04 1.832958.113	December 29, 2017

Supplement to the
Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, Telecommunications Portfolio and Utilities Portfolio
Initial Class
April 30, 2017
Prospectus

Effective January 1, 2018, VIP Financial Services Portfolio has changed from diversified to non-diversified.

Effective December 18, 2017, the redemption fee(s) has been removed.

Tobias Welo no longer serves as portfolio manager of VIP Materials Portfolio.

Peter Dixon no longer serves as a portfolio manager of VIP Consumer Discretionary Portfolio.

The following information replaces similar information for VIP Consumer Discretionary Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Katherine Shaw (portfolio manager) has managed the fund since August 2017.

The following information replaces similar information for VIP Materials Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Richard Malnight (portfolio manager) has managed the fund since November 2017.

Effective January 18, 2018, the following information replaces the similar information found in the "Investment Details" section under the heading "Principal Investment Strategies".

Each fund has a policy of investing primarily in companies engaged in specified activities. Those policies are subject to change only upon 60 days' prior notice to shareholders of the affected fund.

The following information replaces the biographical information for Peter Dixon found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Katherine Shaw is portfolio manager of VIP Consumer Discretionary Portfolio, which she has managed since August 2017. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Tobias Welo found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Tobias Welo is portfolio manager of VIP Industrials Portfolio, which he has managed since January 2007. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Richard Malnight is portfolio manager of VIP Materials Portfolio, which he has managed since November 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Malnight has worked as a research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

VIPFCI-17-05 1.765122.154	December 29, 2017

Supplement to the
Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, Telecommunications Portfolio and Utilities Portfolio
Investor Class
April 30, 2017
Prospectus

Effective January 1, 2018, VIP Financial Services Portfolio has changed from diversified to non-diversified.

Effective December 18, 2017, the redemption fee(s) has been removed.

Peter Dixon no longer serves as portfolio manager of VIP Consumer Discretionary Portfolio.

The following information replaces similar information for VIP Consumer Discretionary Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Katherine Shaw (portfolio manager) has managed the fund since August 2017.

The following information replaces similar information for VIP Materials Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Richard Malnight (portfolio manager) has managed the fund since November 2017.

Effective January 18, 2018, the following information replaces the similar information found in the “Investment Details” section under the heading “Principal Investment Strategies”.

Each fund has a policy of investing primarily in companies engaged in specified activities. Those policies are subject to change only upon 60 days' prior notice to shareholders of the affected fund.

The following information replaces biographical information for VIP Consumer Discretionary Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Katherine Shaw is portfolio manager of VIP Consumer Discretionary Portfolio, which she has managed since August 2017. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a research analyst and portfolio manager.

The following information replaces biographical information for VIP Materials Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Richard Malnight is portfolio manager of VIP Materials Portfolio, which he has managed since November 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Malnight has worked as a research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

VIPINVF-17-05 1.824639.133	December 29, 2017

Supplement to the
Fidelity® Variable Insurance Products
Energy Portfolio Service Class 2
April 30, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective January 1, 2018, the following fundamental policy has been removed from the "Investment Policies and Limitations" section.

VIP Energy Portfolio invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.

VNR2B-17-01 1.833012.108	December 29, 2017

Supplement to the
Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, Telecommunications Portfolio and Utilities Portfolio Investor Class
April 30, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective January 1, 2018, VIP Financial Services Portfolio has changed from diversified to non-diversified.

Katherine Shaw serves as portfolio manager of VIP Consumer Discretionary Portfolio.

Peter Dixon no longer serves as portfolio manager for VIP Consumer Discretionary Portfolio.

Effective January 1, 2018, the following information replaces similar information for VIP Financial Services Portfolio, VIP Health Care Portfolio, and VIP Technology Portfolio found in the "Investment Policies and Limitations" section.

Concentration

For VIP Financial Services Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the financial services industries.

For VIP Health Care Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the health care industries.

For VIP Technology Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the technology industries.

Effective January 1, 2018, the following fundamental policies have been removed from the "Investment Policies and Limitations" section.

VIP Consumer Discretionary Portfolio invests primarily in companies engaged in the manufacture and distribution of consumer discretionary products and services.

VIP Consumer Staples Portfolio invests primarily in companies engaged in the manufacture, sale, or distribution of consumer staples.

VIP Energy Portfolio invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.

VIP Financial Services Portfolio invests primarily in companies that provide financial services to consumers and industry.

VIP Health Care Portfolio invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

VIP Industrials Portfolio invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.

VIP Materials Portfolio invests primarily in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods.

VIP Technology Portfolio invests primarily in companies which SelectCo believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.

VIP Telecommunications Portfolio invests primarily in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

VIP Utilities Portfolio invests primarily in companies in the utilities industry and companies deriving a majority of their revenues from their utility operations.

The following information supplements information for VIP Consumer Discretionary Portfolio found in the "Management Contracts" section.

Katherine Shaw is a research analyst and is the portfolio manager of VIP Consumer Discretionary Portfolio and receives compensation for her services as a research analyst and as a portfolio manager under a single compensation plan. Research analysts who also manage a sector fund, such as the fund, are referred to as sector fund managers. As of August 31, 2017, the sector fund manager’s compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the sector fund manager’s compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

The sector fund manager’s base salary is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of the sector fund manager’s bonus relates to her performance as a research analyst and is based on the Director of Research’s assessment of the research analyst’s performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst’s contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager’s fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst’s recommendations measured against a benchmark index corresponding to the research analyst’s assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the sector fund manager’s designated sector team. The pre-tax investment performance of the sector fund manager’s fund(s) and account(s) is weighted according to the sector fund manager’s tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research’s assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager’s tenure, but that eventually encompasses rolling periods of up to five years. The portion of the sector fund manager’s bonus that is linked to the investment performance of her fund is based on the fund’s pre-tax investment performance measured against the MSCI U.S. IMI Consumer Discretionary 25-50 Index. The sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, sector fund managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The sector fund manager’s compensation plan may give rise to potential conflicts of interest. The sector fund manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The sector fund manager’s base pay and bonus opportunity tend to increase with the sector fund manager’s level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a sector fund manager must allocate her time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for a fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics. Furthermore, the potential exists that a sector fund manager’s responsibilities as a portfolio manager of a sector fund may not be entirely consistent with her responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Ms. Shaw as of August 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$3,167	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$760	none	none

* Includes VIP Consumer Discretionary Portfolio ($137 (in millions) assets managed).

As of August 31, 2017, the dollar range of shares of VIP Consumer Discretionary Portfolio beneficially owned by Ms. Shaw was none.

VIPINVFB-17-02 1.827184.120	December 29, 2017

Supplement to the
Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, Telecommunications Portfolio and Utilities Portfolio Initial Class
April 30, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective January 1, 2018, VIP Financial Services Portfolio has changed from diversified to non-diversified.

Katherine Shaw serves as portfolio manager of VIP Consumer Discretionary Portfolio.

Peter Dixon no longer serves as portfolio manager of VIP Consumer Discretionary Portfolio.

Effective January 1, 2018, the following information replaces similar information for VIP Financial Services Portfolio, VIP Health Care Portfolio, and VIP Technology Portfolio found in the "Investment Policies and Limitations" section.

Concentration

For VIP Financial Services Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the financial services industries.

For VIP Health Care Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the health care industries.

For VIP Technology Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the technology industries.

Effective January 1, 2018, the following fundamental policies have been removed from the "Investment Policies and Limitations" section.

VIP Consumer Discretionary Portfolio invests primarily in companies engaged in the manufacture and distribution of consumer discretionary products and services.

VIP Consumer Staples Portfolio invests primarily in companies engaged in the manufacture, sale, or distribution of consumer staples.

VIP Energy Portfolio invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.

VIP Financial Services Portfolio invests primarily in companies that provide financial services to consumers and industry.

VIP Health Care Portfolio invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

VIP Industrials Portfolio invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.

VIP Materials Portfolio invests primarily in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods.

VIP Technology Portfolio invests primarily in companies which SelectCo believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.

VIP Telecommunications Portfolio invests primarily in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

VIP Utilities Portfolio invests primarily in companies in the utilities industry and companies deriving a majority of their revenues from their utility operations.

The following information supplements information for VIP Consumer Discretionary Portfolio found in the "Management Contracts" section.

Katherine Shaw is a research analyst and is the portfolio manager of VIP Consumer Discretionary Portfolio and receives compensation for her services as a research analyst and as a portfolio manager under a single compensation plan. Research analysts who also manage a sector fund, such as the fund, are referred to as sector fund managers. As of August 31, 2017, the sector fund manager’s compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the sector fund manager’s compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

The sector fund manager’s base salary is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of the sector fund manager’s bonus relates to her performance as a research analyst and is based on the Director of Research’s assessment of the research analyst’s performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst’s contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager’s fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst’s recommendations measured against a benchmark index corresponding to the research analyst’s assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the sector fund manager’s designated sector team. The pre-tax investment performance of the sector fund manager’s fund(s) and account(s) is weighted according to the sector fund manager’s tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research’s assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager’s tenure, but that eventually encompasses rolling periods of up to five years. The portion of the sector fund manager’s bonus that is linked to the investment performance of her fund is based on the fund’s pre-tax investment performance measured against the MSCI U.S. IMI Consumer Discretionary 25-50 Index. The sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, sector fund managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The sector fund manager’s compensation plan may give rise to potential conflicts of interest. The sector fund manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The sector fund manager’s base pay and bonus opportunity tend to increase with the sector fund manager’s level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a sector fund manager must allocate her time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for a fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics. Furthermore, the potential exists that a sector fund manager’s responsibilities as a portfolio manager of a sector fund may not be entirely consistent with her responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Ms. Shaw as of August 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$3,167	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$760	none	none

* Includes VIP Consumer Discretionary Portfolio ($137 (in millions) assets managed).

As of August 31, 2017, the dollar range of shares of VIP Consumer Discretionary Portfolio beneficially owned by Ms. Shaw was none.

VIPFCB-17-02 1.782383.126	December 29, 2017